As filed with the Securities and Exchange Commission on March 16, 2018

1933 Act Registration No. 33-96132
1940 Act Registration No. 811-09086

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

TD ASSET MANAGEMENT USA FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:
(646) 828-3653

R. Michael Thorfinnson, President
TD Asset Management USA Inc.
399 Park Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of communications to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, N.Y. 10019

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

If appropriate, check the following box:

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b), under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of March, 2018.

TD Asset Management USA Funds Inc.

Registrant

By:	/s/ R. Michael Thorfinnson
R. Michael Thorfinnson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Michael Thorfinnson	President and	March 16, 2018
R. Michael Thorfinnson	Chief Executive Officer

/s/ Eric Kleinschmidt	Treasurer and	March 16, 2018
Eric Kleinschmidt	Chief Financial Officer

/s/ Barbara F. Palk
Barbara F. Palk*	Director	March 16, 2018

/s/ Donald J. Herrema
Donald J. Herrema*	Chairman of the Board and Director	March 16, 2018

/s/ Robert P. Herrmann
Robert P. Herrmann*	Director	March 16, 2018

/s/ James E. Kelly
James E. Kelly*	Director	March 16, 2018

*By:	/s/ Michele Teichner
Michele Teichner
Attorney-in-Fact pursuant to a power of attorney previously filed

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase